DECOMMISSIONING AND RESTORATION PROVISION - Decommissioning and restoration provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DECOMMISSIONING AND RESTORATION PROVISION
Opening balance	$ 18,436	$ 13,675
Change in discount rate	215	(1,933)
Accretion of decommissioning and restoration provision	568	465
Change in amount and timing of cash flows	(272)	6,229
Ending balance	$ 18,947	$ 18,436